Quarterly Financial Data (Summary Of The Unaudited Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 31,752	$ 28,644	$ 30,593	$ 30,858	$ 30,069	$ 30,639	$ 28,640	$ 29,460	$ 121,847	$ 118,809	$ 107,070
Income (loss) from continuing operations	8,309	8,654	(236)	(3,424)	9,330	9,525	6,608	8,270	13,228	33,670	18,590
Income (loss) from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Net income (loss)	10,630	8,955	6,301	(2,799)	7,406	10,384	7,859	10,781	23,012	36,367	32,733
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	10,593	8,910	6,292	(2,807)	7,399	10,374	7,846	10,773	22,913	36,330	32,700
Net income (loss) attributable to MPT common stockholders per share - basic	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,706	78,117	62,027
Net income (loss) attributable to MPT common stockholders per share - diluted	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,708	78,117	62,035
Parent [Member]
Revenues	31,752	28,644	30,593	30,858	30,069	30,639	28,640	29,460
Income (loss) from continuing operations	8,309	8,663	(305)	(3,439)	9,330	9,525	6,608	8,207	(75)	(63)
Income (loss) from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Net income (loss)	10,630	8,964	6,232	(2,814)	7,406	10,384	7,859	10,718	23,012	36,367	32,733
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	$ 10,593	$ 8,919	$ 6,223	$ (2,822)	$ 7,399	$ 10,374	$ 7,846	$ 10,710	$ 22,913	$ 36,330	$ 32,700
Net income (loss) attributable to MPT common stockholders per share - basic	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432
Net income (loss) attributable to MPT common stockholders per share - diluted	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432